S-K 1602(a)(3) Forepart, Sponsor Compensation	Apr. 29, 2026 USD ($) $ / shares shares
Private Placements Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	671,000
GSR Sponsor [Member] | Private Placements Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	618,500
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
GSR Sponsor [Member] | Private Placement Units If Overallotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	671,000
GSR Sponsor [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	618,500
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 6,185,000
Polaris Advisory Partners LLC [Member] | Private Placements Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $
Polaris Advisory Partners LLC [Member] | Private Placement Units If Overallotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $